Restricted Share Units (Details) - Consultants Directors And Officers [Member] - Restricted share units [member] - USD ($)	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	2,000
Fair value	$ 4,340	$ 377,474